EQUITY (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2024 USD ($) shares	May 31, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2025 USD ($) Vote
EQUITY.
Issuance of ordinary shares | shares	99,303	59,368	55,806
Issuance of ordinary shares, Value | $				$ 351
Issuance of ordinary shares for acquisition | shares	539,966
Value of acquisition | $	$ 885
Number of votes per Ordinary share | Vote				1